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U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 10549
Attention: Filing Desk

May 7, 1998



Re: Rule 497(j) Filings

Dear Members of the Staff:

I hereby certify that the following documents are being filed pursuant to Rule 497(j) of the Securities Act of 1933 because the prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section would not have differed from those contained in each registrant's most recent post-effective amendment. In addition, I certify that the text of the registrants' most recent post-effective amendments were filed electronically via EDGAR.

Filed on Form N-4 under type 485BPOS:
  * The Travelers Fund BD II for Variable Annuities prospectus and Statement of Additional Information
  * The Travelers Fund ABD II for Variable Annuities prospectuses and Statements of Additional Information
  * The Travelers Separate Account QP for Variable Annuities prospectus and Statement of Additional Information
  * The Travelers Fund BD IV for Variable Annuities prospectus and Statement of Additional Information

Filed on Form N-1A under type 485BPOS:
  * Managed Assets Trust prospectus and Statement of Additional Information
  * Capital Appreciation Fund prospectus and Statement of Additional
    Information
  * Money Market Portfolio prospectus and Statement of Additional Information
  * High Yield Bond Trust prospectus and Statement of Additional Information
  * Travelers Series Trust prospectuses and Statement of Additional Information

Filed on Form N-3 under type 485BPOS:
  * The Travelers Growth and Income Stock Account for Variable Annuities and The Travelers Quality Bond Account for Variable Annuities (Individual) prospectus and Statement of Additional Information
  * The Travelers Growth and Income Stock Account for Variable Annuities and The Travelers Quality Bond Account for Variable Annuities (Group) prospectus and Statement of Additional Information
  * The Travelers Growth and Income Stock Account for Variable Annuities prospectus and Statement of Additional Information (Group)

The following are contained in the Universal Annuity prospectus and SAIs:
  * The Travelers Timed Growth and Income Stock Account for Variable Annuities
  * The Travelers Money Market Account for Variable Annuities
  * The Travelers Timed Short-Term Bond Account for Variable Annuities
  * The Travelers Timed Aggressive Stock Account for Variable Annuities
  * The Travelers Timed Bond Account for Variable Annuities

Filed on Form S-2 under type POS AMI:
(Definitive materials previously filed under Rule 424)
  * The Travelers Registered Fixed Account
  * T-Mark
  * TTM (TIC)
  * TTM (TLAC)

Filed on Form S-6 under type 485BPOS:
  * Fund UL (MarketLife and InVest -TIC)
  * Fund UL II (MarketLife - TLAC)
  * Separate Account One (VintageLife - TLAC)
  * Separate Account Three (VintageLife - TIC)
  * Separate Account Two (Portfolio Architect Life - TLAC)
  * Separate Account Four (Portfolio Architect Life - TIC)

If you have any questions regarding this certification, please contact the undersigned at (860) 277-7389.

Sincerely,


Kathleen A. McGah
Counsel
Travelers Life and Annuity Company
Hartford, CT